EMPLOYEE BENEFITS (Details 1)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount rate		5.11%	4.52%	4.91%
Inflation		2.77%	2.79%	2.95%
Annual rate of wage growth		5.22%	5.22%	5.22%
Mortality rate	[1]	RV-2014	RV-2009	RV-2009

[1]	For the purposes of determining the technical reserves, Chilean annuity providers are required by law to utilize the mortality tables specified by the SVS (currently Chilean Commission for the Financial Market). The most recent table is the RV-2014, which is based on Chilean pensioner experience from 2006-2013 (SP & SVS, 2013). The mortality tables distinguish between males and females.